INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME BEFORE INCOME TAXES

Pre-tax income (loss) from continuing operations and discontinued operations for the year ended December 31, 2022, 2021, and 2020in the following jurisdictions:

	2022	2021	2020
PRC	$(4,284,019)	$(8,287,495)	$(15,810,350)
Hong Kong	(1,384,286)	(876,289)	(12,072)
BVI	(1,343,473)	(755,754)	(2,580,102)
Total (loss) before income taxes	$(7,011,778)	$(9,919,538)	$(18,402,524)

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

Income tax expense (benefit) from continuing operations consists of the following:

	2022	2021	2020
Current taxes	$69,869	$5,321	$(71,316)
Deferred taxes	-	-	-
Income tax expense (benefit)	$69,869	$5,321	$(71,316)

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

Current income tax expense (benefit) was recorded in 2022, 2021 and 2020 and was related to differences between the book and corporate income tax returns.

	2022	2021	2020
PRC statutory tax rate	25%	25%	25%
Computed expected income tax (benefit) expense	$(1,752,944)	$(2,479,885)	$(4,600,631)
Tax rate differential benefit from tax holiday	227,985	950,843	1,805,951
Permanent differences arising from consolidation	(1,011,482)	(589,598)	248,636
Tax effect of deductible temporary differences not recognized	170,383	837,438	1,826,684
Tax effect of tax losses unrecognised	2,435,927	1,286,523	648,004
Income tax expense (benefit)	$69,869	$5,321	$(71,316)